SIGNIFICANT ACCOUNTING POLICIES (Details 4) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Ambow Online PRC	Dec. 31, 2013 Ambow Yuhua PRC	Dec. 31, 2013 Shandong Software Companies PRC	Dec. 31, 2013 Suzhou Career Enhancement PRC	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Career Enhancement CNY	Dec. 31, 2012 Career Enhancement CNY	Dec. 31, 2013 K-12 Schools CNY	Dec. 31, 2012 K-12 Schools CNY	Dec. 31, 2013 Tutoring CNY	Dec. 31, 2012 Tutoring CNY
Revenue recognition
Period of recognizing revenue from online programs									1 month	3 months
Deferred revenue balances	534,917	490,103		$ 88,362							32,606	49,376	42,573	36,116	459,738	404,611
VAT (as a percent)					17.00%	17.00%	17.00%	17.00%
Percentage of net revenues over which VAT paid is entitled for refund on fulfillment of certain criteria					3.00%	3.00%	3.00%	3.00%
Software products sale	0	66,886	366,600